Short-Term and Long-Term Debt (Details Narrative) - USD ($)											1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2021	Jul. 02, 2021	May 04, 2021	Mar. 10, 2021	Mar. 08, 2021	Apr. 27, 2020	Sep. 13, 2019	Mar. 08, 2019	Mar. 08, 2019	Sep. 13, 2018	Apr. 24, 2022	Aug. 27, 2021	Apr. 27, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Oct. 27, 2021	Aug. 04, 2021	Apr. 20, 2021
Short-term Debt [Line Items]
Proceeds from unsecured loan						$ 1,899,832							$ 1,899,832		$ 485,200
Bears interest rate						1.00%							1.00%
Principal amount																		$ 900,000
Interest amount																		$ 11,000
Remaining outstanding principal balance	$ 300,000											$ 300,000
Amount of accrued interest														$ 26,000
Convertible Debt					$ 375,000							$ 500,000
Debt interest fixed rate					10.00%		12.00%		12.00%	12.00%
Price equal per share (in Dollars per share)			$ 0.05		$ 0.05							$ 0.05
Warrant issued strike price (in Dollars per share)			$ 0.05		$ 0.05										$ 0.05
Principal amount					$ 625,000					$ 500,000		$ 500,000			$ 500,000
Funds an additional terms					$ 4,000,000
Loan proceeds															375,000
Net proceeds	$ 100,000														314,000
Legal fee															61,000
Wattant exceed of shares			19.90%		19.90%							19.90%
Percentage of debenture excess limitation		19.90%
Conversion rights			$ 330,000
Market value of stock per common share (in Dollars per share)				$ 0.155
Debt discount and additional paid-in capital				$ 375,000
Debt discount related to beneficial conversion feature			$ 21,000												375,000
Remaining funding obligation															18,000		$ 200,000
Borrowed amount																			$ 1,899,832
Interest rate												10.00%		5.55%					100.00%
Principal balance amounted															1,900,000
Convertible debenture percentage			10.00%
Interest rate percentage			10.00%
Outstanding principal			$ 25,000
Issuance shares (in Shares)			500,000
Market value price per share (in Dollars per share)												$ 0.10
Debt discount															500,000
Amount of interest expense															8,300
Legal fees and transaction expenses															14,800
Restricted shares of Common Stock (in Shares)												150,000
Common Stock thereafter (in Shares)												315,000
Received shares (in Shares)												315,000
Proceeds repayment of debt										$ 459,269
Promissory amount due date							Mar. 13, 2020	Sep. 13, 2019		Mar. 13, 2019
Promissory note fixed rate							30.00%		30.00%	30.00%
Short-term debt, description																The new Promissory Note was issued in the amount of $1.0 million, net proceeds were $396.7 thousand after closing costs and after paying off the outstanding principal in the amount of $500 thousand, plus accrued interest, under a Promissory Note held by USA Regrowth Fund LLC, and bore interest at a fixed rate of 12% per annum and was initially due on August 6, 2021. The new Promissory Note was fully paid off on October 1, 2020, with the proceeds on sale of the real property and improvements located at 1612 E. Cape Coral Parkway, Cape Coral, Florida for $2.5 million. The Seller’s obligations under the Loan Documents were secured by a first mortgage on the Property. The net proceeds realized by the Seller from the sale of the Property were $1.24 million after deductions for repayment of the Note, broker commissions, and other fees, and costs.
Mortgage And Security Agreement [Member]
Short-term Debt [Line Items]
Principal amount										$ 500,000
Minimum [Member]
Short-term Debt [Line Items]
Principal amount												$ 1,000,000
Maximum [Member]
Short-term Debt [Line Items]
Principal amount												$ 675,000
Senior Secured Convertible Debenture And Exercise Of Conversion Rights [Member]
Short-term Debt [Line Items]
Amortized debt discount															$ 347,500
Subsequent Event [Member]
Short-term Debt [Line Items]
Remaining outstanding principal balance											$ 1,000
Amount of accrued interest											$ 1,700